Share Based Compensation (Details) - CNY (¥) ¥ in Thousands			12 Months Ended
	Jan. 05, 2025	Apr. 06, 2016	Dec. 31, 2024	Jun. 30, 2026	Apr. 27, 2025
Share Based Compensation [Line Items]
Aggregate number of shares (in Shares)					192,502,980
Unrecognized share-based compensation expense (in Yuan Renminbi)				¥ 6,618
Share Option Plan (the “2016 Plan”) [Member]
Share Based Compensation [Line Items]
Aggregate number of shares (in Shares)		130,666,669		130,666,669
Contractual term		6 years	3 years
Share Option Plan (the “2016 Plan”) [Member] | Equity Option [Member]
Share Based Compensation [Line Items]
Contractual term		10 years
Share Option Plan (the “2016 Plan”) [Member] | Minimum [Member]
Share Based Compensation [Line Items]
Vested period		2 years
Share Option Plan (the “2016 Plan”) [Member] | Maximum [Member]
Share Based Compensation [Line Items]
Vested period		4 years
Share Option Plan 2025 Plan [Member]
Share Based Compensation [Line Items]
Aggregate number of shares (in Shares)	63,082,980
Contractual term	10 years